AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 8, 2000

                                                      REGISTRATION NO. 333-12491
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--301
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES      PAINEWEBBER INCORPORATED     DEAN WITTER REYNOLDS INC.
          INCORPORATED              1285 AVENUE OF THE             TWO WORLD TRADE
       ONE NEW YORK PLAZA                AMERICAS                CENTER--59TH FLOOR
       NEW YORK, NY 10292           NEW YORK, NY 10019           NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2000.

Check box if it is proposed that this filing will become effective on March 17, 2000 pursuant to paragraph (b) of Rule 485. /X/

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--301
                           (A UNIT INVESTMENT TRUST)
                           - CALIFORNIA, FLORIDA, NEW YORK AND PENNSYLVANIA PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated March 17, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF NOVEMBER 30, 1999, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
California Insured Portfolio--
  Risk/Return Summary................    3
Florida Portfolio--
  Risk/Return Summary................    6
New York Insured
  Portfolio--Risk/Return Summary.....    9
Pennsylvania Insured Portfolio--
  Risk/Return Summary................   12
What You Can Expect From Your
  Investment.........................   17
  Monthly Income.....................   17
  Return Figures.....................   17
  Records and Reports................   17
The Risks You Face...................   18
  Interest Rate Risk.................   18
  Call Risk..........................   18
  Reduced Diversification Risk.......   18
  Liquidity Risk.....................   18
  Concentration Risk.................   18
  State Concentration Risk...........   20
  Bond Quality Risk..................   22
  Insurance Related Risk.............   22
  Litigation and Legislation Risks...   22
Selling or Exchanging Units..........   23
  Sponsors' Secondary Market.........   23
  Selling Units to the Trustee.......   23
  Exchange Option....................   24
How The Fund Works...................   24
  Pricing............................   24
  Evaluations........................   24
  Income.............................   25
  Expenses...........................   25
  Portfolio Changes..................   25
  Fund Termination...................   26
  Certificates.......................   26
  Trust Indenture....................   26
  Legal Opinion......................   27
  Auditors...........................   27
  Sponsors...........................   27
  Trustee............................   28
  Underwriters' and Sponsors'
    Profits..........................   28
  Public Distribution................   28
  Code of Ethics.....................   28
Taxes................................   28
Supplemental Information.............   31
Financial Statements.................  D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee, with an
     aggregate face amount of $5,255,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care             31%
  / / Municipal Water/Sewer
      Utilities                         7%
  / / Special Tax Issues                28%
  / / Municipal Electric Utilities      17%
  / / Tax Allocation                    17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care and special tax
     issue bonds, adverse developments in
     these sectors may affect the value of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO CALIFORNIA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.23
     Annual Income per unit:                        $50.81
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of     %, as well
     as a deferred sales fee of $3.75 per unit quarterly
     November, February, May and August through
       . Employees of some of the Sponsors and their
     affiliates may pay a reduced sales fee of no less than
     $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.24
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.35
     Other Operating Expenses
                                                    -----
                                                    $2.03
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.14%     6.73%     5.38%     3.54%     7.92%     5.97%
 Average                 -3.57      5.28      5.21     -1.71      6.34      5.80
 Low                     -8.58      2.79      5.04     -6.00      3.55      5.63

 -----------------------------------------------------------

 Average
 Sales fee               1.96%     5.20%     5.82%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT             $941.68
     (as of November 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee.
     An amount equal to any principal cash,
     as well as net accrued but
     undistributed interest on the unit, is
     added to the unit price. An independent
     evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell
     your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     California state and local personal
     income taxes if you live in Califoria.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee, with an
     aggregate face amount of $2,150,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  When the bonds were initially deposited
     they were rated A or better by Standard
     & Poor's, Moody's or Fitch. THE QUALITY
     OF THE BONDS MAY CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  57% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

                                 APPROXIMATE
                                  PORTFOLIO
                                 PERCENTAGE
  / / General Obligation             6%
  / / Hospitals/Health Care          34%
  / / Parking,
      Stadiums/Recreational
      Facilities, Convention
      Centers                        2%
  / / Refunded Bonds                 3%
  / / Special Tax Issues             20%
  / / Municipal Electric
  Utilities                          35%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care and municipal
     electric utility bonds, adverse
     developments in these sectors may affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF FLORIDA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO FLORIDA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.09
     Annual Income per unit:                        $49.16
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of     %, as well
     as a deferred sales fee of $3.75 per unit quarterly
     November, February, May and August through
       . Employees of some of the Sponsors and their
     affiliates may pay a reduced sales fee of no less than
     $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.55
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.99
     Other Operating Expenses
                                                    -----
                                                    $2.99
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR FLORIDA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Florida Series were offered between August 25, 1988 and December 6, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    4.18%     6.26%     5.37%     4.34%     7.45%     5.96%
 Average                 -3.40      5.16      5.27     -1.58      6.23      5.86
 Low                     -11.09     3.16      5.17     -8.35      3.93      5.76

 -----------------------------------------------------------

 Average
 Sales fee               1.93%     5.28%     5.82%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                $932.92
     (as of November 30, 1999)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day.
     Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 10
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee, with an
     aggregate face amount of $4,850,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / General Obligation                2%
  / / Hospitals/Health Care             27%
  / / Industrial Development
      Revenue                           10%
  / / Lease Rental Appropriation        12%
  / / Miscellaneous                     10%
  / / Municipal Water/Sewer
      Utilities                         29%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care and municipal
     water/sewer utility bonds, adverse
     developments in these sectors may affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.27
     Annual Income per unit:                        $51.35
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of     %, as well
     as a deferred sales fee of $3.75 per unit quarterly
     November, February, May and August through
       . Employees of some of the Sponsors and their
     affiliates may pay a reduced sales fee of no less than
     $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.26
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.37
     Other Operating Expenses
                                                    -----
                                                    $2.08
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW YORK PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.92%     6.86%     5.82%     4.47%     8.06%     6.35%
 Average                 -3.75      4.82      5.44     -1.84      5.84      6.03
 Low                     -12.35     3.05      5.21     -9.84      3.83      5.79

 -----------------------------------------------------------

 Average
 Sales fee               2.01%     5.02%     5.77%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $956.44
     (as of November 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee, with an
     aggregate face amount of $3,430,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care             15%
  / / Miscellaneous                     17%
  / / Refunded Bonds                    52%
  / / Special Tax Issues                16%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF PENNSYLVANIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO
     PENNSYLVANIA WHICH ARE BRIEFLY DESCRIBED
     UNDER STATE CONCENTRATION RISKS LATER IN
     THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.29
     Annual Income per unit:                        $51.51
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of     %, as well
     as a deferred sales fee of $3.75 per unit quarterly
     November, February, May and August through
       . Employees of some of the Sponsors and their
     affiliates may pay a reduced sales fee of no less than
     $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.37
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.55
     Other Operating Expenses
                                                    -----
                                                    $2.37
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR PENNSYLVANIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Pennsylvania
     Series were offered between May 19, 1988 and September 13, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    0.92%     6.43%     5.46%     2.00%     7.62%     6.05%
 Average                 -3.94      5.10      5.25     -2.10      6.16      5.82
 Low                     -13.31     3.07      5.12     -10.52     3.74      5.71

 -----------------------------------------------------------

 Average
 Sales fee               1.94%     5.22%     5.66%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $984.61
     (as of November 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     Pennsylvania state and local personal
     income taxes if you live in
     Pennsylvania.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,050     20.10       3.75       4.38       5.01       5.63       6.26       6.88       7.51
  $ 26,251- 63,550      $ 43,851-105,950     34.70       4.59       5.36       6.13       6.89       7.66       8.42       9.19
  $ 63,551-132,600      $105,951-161,450     37.42       4.79       5.59       6.39       7.19       7.99       8.79       9.59
  $132,601-288,350      $161,451-288,350     41.95       5.17       6.03       6.89       7.75       8.61       9.47      10.34
OVER $288,350           OVER $288,350        45.22       5.48       6.39       7.30       8.21       9.13      10.04      10.95

  $      0- 26,250       8.14       8.76       9.39      10.01
  $ 26,251- 63,550       9.95      10.72      11.48      12.25
  $ 63,551-132,600      10.39      11.19      11.98      12.78
  $132,601-288,350      11.20      12.06      12.92      13.78
OVER $288,350           11.87      12.78      13.69      14.60

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
  $ 26,251- 63,550      $ 43,851-105,950     28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
  $ 63,551-132,600      $105,951-161,450     31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
  $132,601-288,350      $161,451-288,350     36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
OVER $288,350           OVER $288,350        39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93

  $      0- 26,250       7.65       8.24
  $ 26,251- 63,550       9.03       9.72
  $ 63,551-132,600       9.42      10.14
  $132,601-288,350      10.16      10.94
OVER $288,350           10.76      11.59

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%         8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,850     23.94       5.26       5.92       6.57       7.23       7.89       8.55       9.20
  $      0- 26,250                           23.99       5.26       5.92       6.58       7.24       7.89       8.55       9.21
  $ 26,251- 63,550      $ 43,851-105,950     35.65       6.22       6.99       7.77       8.55       9.32      10.10      10.88
  $ 63,551-132,600      $105,951-161,450     38.33       6.49       7.30       8.11       8.92       9.73      10.54      11.35
$132,601-288,350        $161,451-288,350     42.80       6.99       7.87       8.74       9.62      10.49      11.36      12.24
OVER $288,350           OVER $288,350        46.02       7.41       8.34       9.26      10.19      11.12      12.04      12.97

                         9.86      10.52
  $      0- 26,250       9.87      10.52
  $ 26,251- 63,550      11.66      12.43
  $ 63,551-132,600      12.16      12.97
$132,601-288,350        13.11      13.99
OVER $288,350           13.89      14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%         8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 26,251- 63,550      $ 43,851-105,950     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 63,551-132,600      $105,951-161,450     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.89
  $132,601-288,350      $161,451-288,350     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $288,350           OVER $288,350        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 26,250       9.47      10.10
  $ 26,251- 63,550      11.18      11.93
  $ 63,551-132,600      11.67      12.45
  $132,601-288,350      12.58      13.42
OVER $288,350           13.33      14.22

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     17.38       3.63       4.24       4.84       5.45       6.05       6.66       7.26
  $ 26,251- 63,550      $ 43,851-109,950     30.02       4.29       5.00       5.72       6.43       7.14       7.86       8.57
  $ 63,551-132,600      $105,951-161,450     32.93       4.47       5.22       5.96       6.71       7.46       8.20       8.95
  $132,601-288,350      $161,451-288,350     37.79       4.82       5.63       6.43       7.23       8.04       8.84       9.65
OVER $288,350           OVER $288,350        41.29       5.11       5.96       6.81       7.66       8.52       9.37      10.22

  $      0- 26,250       7.87       8.47       9.08       9.68
  $ 26,251- 63,550       9.29      10.00      10.72      11.43
  $ 63,551-132,600       9.69      10.44      11.18      11.93
  $132,601-288,350      10.45      11.25      12.06      12.86
OVER $288,350           11.07      11.92      12.77      13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the California, Florida and New York Portfolios' concentrations in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Florida Portfolio's concentration in municipal electric utility revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
  - increases in operating and construction costs;
  - the costs and availability of fuel;
  - unpredicability of future usage requirements; and
  - the risks associated with the nuclear industry.

There has been an increase in competition in the electric utility industry. The effect of this competition has been to induce municipal utilities to keep their rates as low as possible. Municipal electric utilities may, therefore, be unable to increase rates to recover their investment in generating plant.

Here is what you should know about the New York Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
  - increases in operating and construction costs; and
  - unpredicability of future usage requirements.

Here is what you should know about the Pennsylvania Portfolio's concentration in refunded bonds. Refunded bonds are typically:
  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Here is what you should know about the California Portfolio's concentration in special tax bonds. Special tax bonds are payable from and secured by the revenues a municipality derives from a particular tax; for example, a tax on hotel rentals, on the purchase of food and beverages, car rentals, or liquor consumption. These bonds are not secured by general tax revenues. Payment on these bonds may be adversely affected by:

  - a reduction in revenues resulting from a decline in the local economy or population; or
  - a decline in the consumption, use or cost of the goods and services that are subject to taxation.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen. However, the Asian economic crisis is expected to continue to have some negative effectt on the State's economy.

STATE GOVERNMENT

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

  - California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's.

PENNSYLVANIA RISKS

GENERALLY

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

  - coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.

  - agriculture and related industries are still an important part of the Commonwealth's economy.

  - Recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

STATE AND LOCAL GOVERNMENTS

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have lead to increased spending.

  - In recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

  - Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

  - In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ("PICA") which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1997, approximately $1.1 billion in PICA Special Revenue Bonds were outstanding.

  - Pennsylvania's general obligation bonds are currently rated A1 by Moody's and AA- by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the

Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday,

Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales fees you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributitons to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048

PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as at least 90% of the Florida Trust is invested exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the

Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax exempt to the extent that income is earned on bonds that are tax exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your Units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of Units by you to the extent either the bonds or Units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (CALIFORNIA INSURED, FLORIDA,
          NEW YORK INSURED AND PENNSYLVANIA INSURED TRUSTS),
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Multistate Series - 301 (California Insured, Florida, New York Insured and Pennsylvania Insured Trusts):

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 301 (California Insured, Florida, New York Insured and Pennsylvania Insured Trusts), including the portfolios, as of November 30, 1999 and the related statements of operations and of changes in their net assets for the years ended November 30, 1999 and 1998 and the period December 7, 1996 to November 30, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 301 (California Insured, Florida, New York Insured and Pennsylvania Insured Trusts), at November 30, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.

          DELOITTE & TOUCHE LLP

          New York, N.Y.
          February 15, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 5,060,422 )(Note 1).........                      $ 4,842,483
  Securities held for maturity -
     at value (cost $ 90,000 )(Note 7)............                           90,000
  Accrued interest ...............................                           86,762
  Accrued interest on Segregated Bonds (Note 5) ..                            1,800
  Cash - income on Segregated Bonds ..............                           10,550
  Cash - principal ...............................                           51,683
  Principal payments receivable ..................                           12,346
  Deferred organization costs (Note 6) ...........                            2,445
                                                                        -----------
    Total trust property .........................                        5,098,069

LESS LIABILITIES:
  Income advance from Trustee.....................      $    68,516
  Income payment payable (Segregated Bonds) ......           12,346
  Principal payments payable (Segregated Bonds) ..           77,679
  Accrued Sponsors' fees .........................            2,487
  Other liabilities (Note 6) .....................            2,445         163,473
                                                        -----------     -----------

NET ASSETS, REPRESENTED BY:
  5,296 units of fractional undivided
     interest outstanding (Note 3)................        4,918,837

  Undistributed net investment income ............           15,759     $ 4,934,596
                                                        -----------     ===========

UNIT VALUE ($ 4,934,596 / 5,296 units )...........                      $    931.76
                                                                        ===========


                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS


                                                                                                 December 7, 1996
                                                                                                        to
                                                                  Years Ended November 30,         November 30,
                                                                   1999              1998              1997
                                                                   ----              ----              ----

INVESTMENT INCOME:
  Interest income ........................                     $   284,201       $   312,626       $   319,648
  Interest income on Segregated Bond .....                           3,601             8,062            11,737
  Trustee's fees and expenses ............                          (7,481)           (8,302)           (9,648)
  Sponsors' fees .........................                          (2,714)           (2,756)           (2,756)
                                                               ------------------------------------------------
  Net investment income ..................                         277,607           309,630           318,981
                                                               ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........                           9,287            23,716
  Unrealized appreciation (depreciation)
    of investments .......................                        (573,290)          224,846           130,505
                                                               ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........                        (564,003)          248,562           130,505
                                                               ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............                     $  (286,396)      $   558,192       $   449,486
                                                               ================================================


                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 December 7, 1996
                                                                                                        to
                                                                  Years Ended November 30,         November 30,
                                                                   1999              1998              1997
                                                                   ----              ----              ----

OPERATIONS:
  Net investment income ..................                     $   277,607       $   309,630       $   318,981
  Realized gain on
    securities sold or redeemed ..........                           9,287            23,716
  Unrealized appreciation (depreciation)
    of investments .......................                        (573,290)          224,846           130,505
                                                               ------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............                        (286,396)          558,192           449,486
                                                               ------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................                        (274,204)         (301,541)         (288,933)
  Principal ..............................                         (14,285)
                                                               ------------------------------------------------
  Total distributions ....................                        (288,489)         (301,541)         (288,933)
                                                               ------------------------------------------------
SHARE TRANSACTIONS:
  Deferred sales charge (Note 6):
    Income ...............................                                           (11,050)          (11,737)
    Principal ............................                         (83,055)          (87,995)          (79,313)

  Redemption amounts:
    Income ...............................                            (708)           (1,673)
    Principal ............................                        (246,993)         (547,041)
                                                               ------------------------------------------------
  Net share transactions .................                        (330,756)         (647,759)          (91,050)
                                                               ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....                        (905,641)         (391,108)           69,503

NET ASSETS AT BEGINNING OF PERIOD ........                       5,840,237         6,231,345         6,161,842
                                                               ------------------------------------------------
NET ASSETS AT END OF PERIOD ..............                     $ 4,934,596       $ 5,840,237       $ 6,231,345
                                                               ================================================
PER UNIT:
  Income distributions during
    period ...............................                     $     51.04       $     51.40       $     47.60
                                                               ================================================
  Principal distributions during
    period ...............................                     $      2.58
                                                               ============
  Net asset value at end of
    period ...............................                     $    931.76       $  1,054.77       $  1,026.58
                                                               ================================================
TRUST UNITS:
  Redeemed during period .................                             241               533
  Outstanding at end of period ...........                           5,296             5,537             6,070
                                                               ================================================

                       See Notes to Financial Statements.


                                     D - 4.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 7, 1996 was based upon offering side evaluations at December 5, 1996, the day prior to the Date of Deposit. Cost of securities at December 7, 1996 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

     Cost of 5,296 units at Date of Deposit .....................         $ 5,376,131
     Transfer to capital of interest on Segregated Bonds (Note 5)              23,400
     Redemptions of units - net cost of 774 units redeemed
       less redemption amounts (principal).......................              (8,323)
     Principal distributions ....................................             (14,285)
     Deferred sales charge (Note 5) .............................            (273,150)
     Realized gain on securities sold or redeemed ...............              33,003
     Unrealized depreciation of investments .....................            (217,939)
                                                                          -----------

     Net capital applicable to Holders ..........................         $ 4,918,837
                                                                          ===========

     4.   INCOME TAXES

          As of November 30, 1999, unrealized depreciation of investments (including securities held for maturity), based on cost for Federal income tax purposes, aggregated $217,939, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $5,150,422 at November 30, 1999.


                                     D - 5.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

          The sales charges have been paid for with the interest received and by periodic sales or maturity of these bonds. A deferred sales charge of $3.75 per Unit was charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge was charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $2,445 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

     7.   MATURED SECURITIES

          $90,000 face amount of San Francisco State Bldg. Auth., CA, Lease Rev. Bonds (State of California San Francisco Civic Ctr. Complex), Ser. 1996 A matured as of December 1, 1999. Such securities are valued at the amount of proceeds subsequently received.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 California Hlth. Fac. Fin. Auth., Ins.     AAA     $   935,000     5.000 %      2021      07/01/04     $   866,436 $   825,708
     Hlth. Fac. Rfdg. Rev. Bonds (Catholic                                                     @  102.000
     Hlth. CareWest), Ser. 1994 B (AMBAC
     Ins.)

   2 Department of Wtr. & Pwr. of the City      AAA         900,000     5.400        2031      11/15/03         862,929     833,535
     of Los Angeles, CA, Elec. Plant Rfdg.                                                     @  102.000
     Rev. Bonds, Second Issue of 1993 (AMBAC
     Ins.)

   3 Los Angeles Cnty., CA, Metro. Trans.       AAA         845,000     5.000        2021      07/01/03         788,393     749,033
     Auth., Proposition A, Sales Tax Rev.                                                      @  100.000
     Rfdg. Bonds, Ser. 1993 A (Financial
     Guaranty Ins.)

   4 County of Madera, CA, Certs. of Part.      AAA         695,000     5.750        2028      03/15/05         701,373     673,247
     (Valley Children's Hosp., Proj.), Ser.                                                    @  102.000
     1995 (MBIA Ins.)

   5 City of Burbank, CA, Wastewater            AAA         355,000     5.500        2025      06/01/05         352,469     335,947
     Treatment Rev. Bonds, Ser. 1995 A                                                         @  102.000
     (Financial Guaranty Ins.)

   6 Rancho Cucamonga, CA, Rancho Redev.        AAA         880,000     5.500        2023      03/01/04         873,822     836,317
     Proj., 1994 Tax Alloc. Rfdg. Bonds                                                        @  102.000
     (MBIA Ins.)

   7 The Cmnty. Redev. Agy. of The City of      AAA         615,000     5.600        2028      12/01/03         615,000     588,696
     Los Angeles, CA, Bunker Hill Proj., Tax                                                   @  102.000
     Alloc. Rfdg. Bonds, Ser. H (FSA Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 5,225,000                                         $ 5,060,422 $ 4,842,483
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 26.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (FLORIDA TRUST),
     DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 2,049,257 ) (Note 1)........                      $ 1,938,545
  Accrued interest ...............................                           17,232
  Accrued interest on Segregated Bonds (Note 5) ..                              735
  Cash - income ..................................                            9,564
  Cash - income on Segregated Bonds ..............                            6,958
  Cash - principal ...............................                           26,347
  Deferred organization costs (Note 6) ...........                            1,626
                                                                        -----------
    Total trust property .........................                        2,001,007

LESS LIABILITIES:
  Income advance from Trustee.....................      $    19,412
  Deferred sales charge (Note 5) .................           21,398
  Principal payments payable (Segregated Bonds) ..            4,569
  Accrued Sponsors' fees .........................            1,162
  Other liabilities (Note 6) .....................            1,626          48,167
                                                        -----------     -----------

NET ASSETS, REPRESENTED BY:
  2,140 units of fractional undivided
     interest outstanding (Note 3)................        1,946,618

  Undistributed net investment income ............            6,222     $ 1,952,840
                                                        -----------     ===========

UNIT VALUE ($ 1,952,840 / 2,140 units )...........                      $    912.54
                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (FLORIDA TRUST),
     DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS


                                                                                                 December 7, 1996
                                                                                                        to
                                                                  Years Ended November 30,         November 30,
                                                                   1999              1998              1997
                                                                   ----              ----              ----

INVESTMENT INCOME:
  Interest income ........................                     $   128,349       $   173,864       $   212,673
  Interest income on Segregated Bond .....                           2,940             5,160             6,837
  Trustee's fees and expenses ............                          (4,872)           (5,941)           (6,898)
  Sponsors' fees .........................                          (1,301)           (1,744)           (1,835)
                                                               ------------------------------------------------
  Net investment income ..................                         125,116           171,339           210,777
                                                               ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on
    securities sold or redeemed ..........                          (2,649)           50,669               (52)
  Unrealized appreciation (depreciation)
    of investments .......................                        (288,458)           63,489           114,257
                                                               ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........                        (291,107)          114,158           114,205
                                                               ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............                     $  (165,991)      $   285,497       $   324,982
                                                               ================================================


                       See Notes to Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (FLORIDA TRUST),
     DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 December 7, 1996
                                                                                                        to
                                                                  Years Ended November 30,         November 30,
                                                                   1999              1998              1997
                                                                   ----              ----              ----

OPERATIONS:
  Net investment income ..................                     $   125,116       $   171,339       $   210,777
  Realized gain (loss) on
    securities sold or redeemed ..........                          (2,649)           50,669               (52)
  Unrealized appreciation (depreciation)
    of investments .......................                        (288,458)           63,489           114,257
                                                               ------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............                        (165,991)          285,497           324,982
                                                               ------------------------------------------------
INCOME DISTRIBUTIONS TO
  HOLDERS (Note 2) .......................                        (122,520)         (167,408)         (192,000)
                                                               ------------------------------------------------
SHARE TRANSACTIONS:
  Deferred sales charge (Note 6):
    Income ...............................                            (407)           (6,837)           (6,837)
    Principal ............................                         (38,833)          (72,483)          (56,268)

  Redemption amounts:
    Income ...............................                          (1,228)           (2,833)              (84)
    Principal ............................                        (459,429)       (1,363,864)          (84,043)
                                                               ------------------------------------------------
  Net share transactions .................                        (499,897)       (1,446,017)         (147,232)
                                                               ------------------------------------------------

NET DECREASE IN NET ASSETS ...............                        (788,408)       (1,327,928)          (14,250)

NET ASSETS AT BEGINNING OF PERIOD ........                       2,741,248         4,069,176         4,083,426
                                                               ------------------------------------------------
NET ASSETS AT END OF PERIOD ..............                     $ 1,952,840       $ 2,741,248       $ 4,069,176
                                                               ================================================
PER UNIT:
  Income distributions during
    period ...............................                     $     49.90       $     50.81       $     47.65
                                                               ================================================
  Net asset value at end of
    period ...............................                     $    912.54       $  1,047.88       $  1,029.65
                                                               ================================================
TRUST UNITS:
  Redeemed during period .................                             476             1,336                85
  Outstanding at end of period ...........                           2,140             2,616             3,952
                                                               ================================================

                       See Notes to Financial Statements.


                                    D - 10.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (FLORIDA TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 7, 1996 was based upon offering side evaluations at December 5, 1996, the day prior to the Date of Deposit. Cost of securities at December 7, 1996 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

     Cost of 2,140 units at Date of Deposit .....................          $ 2,164,610
     Transfer to capital of interest on Segregated Bonds (Note 5)               14,937
     Redemptions of units - net cost of 1,897 units redeemed
       less redemption amounts (principal).......................               11,480
     Deferred sales charge (Note 5) .............................             (181,665)
     Realized gain on securities sold or redeemed ...............               47,968
     Unrealized depreciation of investments......................             (110,712)
                                                                           -----------

     Net capital applicable to Holders ..........................          $ 1,946,618
                                                                           ===========

     4.   INCOME TAXES

          As of November 30, 1999, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $110,712, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,049,257 at November 30, 1999.


                                    D - 11.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (FLORIDA TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

          $60,000 face amount of The City of Homestead, FL, Spec. Ins. Assessment Rev. Bonds, Ser. 1993, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $1,626 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                    D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (FLORIDA TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1999


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 Florida Mun. Pwr. Agency,                  AAA     $   565,000     5.100 %      2025      10/01/03     $   528,597 $   499,952
     All-Requirements Pwr. Supply Proj. Rev.                                                   @  101.000
     Bonds, Ser. 1993 (AMBAC Ins.) (5)

   2 The School Board of Brevard Cnty., FL,     AAA         130,000     5.500        2021      07/01/06         129,128     123,691
     Ser. 1996 B (AMBAC Ins. ) (5)                                                             @  102.000

   3 Broward Cnty., FL, Professional Sports     AAA          40,000     5.625        2028      09/01/06          40,076      38,482
     Fac. Tax and Rev. Bonds (Broward Cnty.                                                    @  101.000
     Civic Arena Proj.), Ser. 1996 A (MBIA
     Ins.) (5)

   4 Dade Cnty., FL, Spec. Oblig. and Rfdg.     AAA         435,000     5.000        2035      10/01/06         397,003     372,930
     Bonds, Ser. 1996 B (AMBAC Ins.) (5)                                                       @  102.000

   5 City of Homestead, FL, Spec. Ins.          AAA          60,000     4.900        2000      None              61,438      60,150
     Assessment Rev. Bonds (Hurricane Andrew
     Covered Claims Asst. Prog.), Ser. 1993
     (MBIA Ins.) (5) (7)

   6 City of Leesburg, FL, Hosp. Rev. Rfdg.     A-           85,000     5.700        2018      07/01/03          84,474      79,121
     Bonds (Leesburg Regl. Med. Ctr. Proj.),                                                   @  102.000
     Ser. 1993 B

   7 Orlando Util. Comm., FL, Wtr. and Elec.    Aa2(m)      185,000     5.250        2023      10/01/03         177,287     167,727
     Sub. Rev. Bonds, Ser. 1993 B                                                              @  101.000

   8 Palm Beach Cnty., FL, Hlth. Fac. Auth.     A-          650,000     5.625        2020      11/15/06         631,254     596,492
     Retirement Cmnty. Rev. Bonds (Adult                                                       @  102.000
     Cmnty. Total Svcs., Inc. Oblig. Grp.),
     Ser. 1996

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,150,000                                         $ 2,049,257 $ 1,938,545
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 26.


                                    D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 4,706,407 )(Note 1).........                      $ 4,486,543
  Accrued interest ...............................                           70,066
  Accrued interest on Segregated Bonds (Note 5) ..                            1,063
  Cash - income on Segregated Bonds ..............                            7,559
  Cash - principal ...............................                           47,676
  Deferred organization costs (Note 6)............                            2,032
                                                                        -----------
    Total trust property .........................                        4,614,939

LESS LIABILITIES:
  Income advance from Trustee.....................      $    53,261
  Deferred sales charge (Note 5) .................           70,446
  Principal payments payable (Segregated Bonds) ..            4,869
  Accrued Sponsors' fees .........................            2,441
  Other liabilities (Note 6) .....................            2,032         133,049
                                                        -----------     -----------

NET ASSETS, REPRESENTED BY:
  4,831 units of fractional undivided
     interest outstanding (Note 3)................        4,467,526

  Undistributed net investment income ............           14,364     $ 4,481,890
                                                        -----------     ===========

UNIT VALUE ($ 4,481,890 / 4,831 units )...........                      $    927.74
                                                                        ===========


                       See Notes to Financial Statements.


                                    D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                                                                 December 7, 1996
                                                                                                        to
                                                                  Years Ended November 30,         November 30,
                                                                   1999              1998              1997
                                                                   ----              ----              ----

INVESTMENT INCOME:
  Interest income ........................                     $   264,427       $   269,096       $   265,462
  Interest income on Segregated Bond .....                           3,684             6,658             8,681
  Trustee's fees and expenses ............                          (6,996)           (7,466)           (7,764)
  Sponsors' fees .........................                          (2,635)           (2,328)           (2,280)
                                                               ------------------------------------------------
  Net investment income ..................                         258,480           265,960           264,099
                                                               ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized loss on
    securities sold or redeemed ..........                          (2,687)             (131)
  Unrealized appreciation (depreciation)
    of investments .......................                        (531,200)          181,603           129,733
                                                               ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........                        (533,887)          181,472           129,733
                                                               ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............                     $  (275,407)      $   447,432       $   393,832
                                                               ================================================

                       See Notes to Financial Statements.


                                    D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   December 7, 1996
                                                                                          to
                                                    Years Ended November 30,         November 30,
                                                     1999              1998              1997
                                                     ----              ----              ----

OPERATIONS:
  Net investment income ..................       $   258,480       $   265,960       $   264,099
  Realized loss on
    securities sold or redeemed ..........            (2,687)             (131)
  Unrealized appreciation (depreciation)
    of investments .......................          (531,200)          181,603           129,733
                                                 ------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............          (275,407)          447,432           393,832
                                                 ------------------------------------------------
INCOME DISTRIBUTIONS TO
  HOLDERS (Note 2) .......................          (255,115)         (259,241)         (240,192)
                                                 ------------------------------------------------
SHARE TRANSACTIONS:
  Deferred sales charge (Note 6):
    Income ...............................            (4,726)           (5,675)           (8,681)
    Principal ............................           (70,589)          (70,360)          (66,994)

  Redemption amounts:
    Income ...............................              (505)              (99)
    Principal ............................          (187,165)          (24,282)
                                                 ------------------------------------------------
  Net share transactions .................          (262,985)         (100,416)          (75,675)
                                                 ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....          (793,507)           87,775            77,965

NET ASSETS AT BEGINNING OF PERIOD ........         5,275,397         5,187,622         5,109,657
                                                 ------------------------------------------------
NET ASSETS AT END OF PERIOD ..............       $ 4,481,890       $ 5,275,397       $ 5,187,622
                                                 ================================================
PER UNIT:
  Income distributions during
    period ...............................       $     51.55       $     51.57       $     47.61
                                                 ================================================
  Net asset value at end of
    period ...............................       $    927.74       $  1,050.67       $  1,028.27
                                                 ================================================
TRUST UNITS:
  Redeemed during period .................               190                24
  Outstanding at end of period ...........             4,831             5,021             5,045
                                                 ================================================

                       See Notes to Financial Statements.


                                    D - 16.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 7, 1996 was based upon offering side evaluations at December 5, 1996, the day prior to the Date of Deposit. Cost of securities at December 7, 1996 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

     Cost of 4,831 units at Date of Deposit .....................        $ 4,892,914
     Transfer to capital of interest on Segregated Bonds (Note 5)             19,023
     Redemptions of units - net cost of 214 units redeemed
       less redemption amounts (principal).......................              5,296
     Deferred sales charge (Note 5) .............................           (227,025)
     Realized loss on securities sold or redeemed ...............             (2,818)
     Unrealized depreciation of investments......................           (219,864)
                                                                         -----------

     Net capital applicable to Holders ..........................        $ 4,467,526
                                                                         ===========

     4.   INCOME TAXES

          As of November 30, 1999, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $219,864, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $4,706,407 at November 30, 1999.

                                    D - 17.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

          $75,000 face amount of the Cnty. of Monroe, NY, G.O. Wtr. Imp. Rfdg. Bonds, Ser. 1996 C, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $2,032 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                    D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 New York State Energy Research and Dev.    AAA     $   500,000     5.250 %      2020      10/01/03     $   477,150 $   459,155
     Auth., Facs. Rfdg. Rev. Bonds (Consol.                                                    @  102.000
     Edison Co. of New York, Inc. Proj.),
     Ser. 1993 B (AMBAC Ins.)

   2 New York State Med. Care Facs. Fin.        AAA         100,000     5.250        2023      08/15/03          95,172      89,524
     Agy., Mental Hlth. Svcs. Facs. Imp.                                                       @  102.000
     Rev. Bonds, Ser, 1993 D (FSA Ins.)

   3 New York State Med. Care Facs. Fin.        AAA         655,000     5.250        2023      02/15/04         619,047     586,382
     Agy., Mental Hlth. Svcs. Facs. Imp.                                                       @  102.000
     Rev. Bonds, Ser.1994 A (Connie Lee
     Ins.)

   4 New York State UDC, Corr. Cap. Fac.        AAA         600,000     5.500        2025      01/01/05         595,728     562,050
     Rev. Bonds, Ser. 5 (MBIA Ins.)                                                            @  102.000

   5 County of Monroe, NY, G.O. Bonds, Wtr.     AAA          75,000     4.250        2000      None              75,547      75,048
     Imp. Rfdg. Bonds, Ser. 1996 C (FSA
     Ins.) (7)

   6 Water Auth. of Western Nassau Cnty.,       AAA         475,000     5.650        2026      05/01/06         475,000     454,285
     NY, Wtr. Sys. Rev. Bonds, Ser. 1996                                                       @  102.000
     (AMBAC Ins.)

   7 Battery Park City Auth., NY, Jr. Rev.      AAA         500,000     5.500        2029      11/01/06         492,490     463,455
     Bonds, Ser. 1996 A (AMBAC Ins.)                                                           @  102.000

   8 New York City Hlth. and Hosp. Corp.,       AAA         525,000     5.750        2022      02/15/03         526,649     505,223
     NY, Hlth. Sys. Bonds, 1993 Ser. A                                                         @  102.000
     (AMBAC Ins.)

   9 New York City Mun. Wtr. Fin. Auth., NY,    Aaa(m)      700,000     5.375        2019      06/15/04         679,959     658,462
     Wtr. & Swr. Sys. Rev. Bonds, Fixed Rate                                                   @  101.000
     Fiscal 1994 Ser. B (AMBAC Ins.)

  10 Upper Mohawk Valley Regl. Wtr. Fin.        AAA         720,000     5.125        2026      10/01/07         669,665     632,959
     Auth., Wtr. Sys. Rev. Bonds (Oneida and                                                   @  101.000
     Herkimer Cntys., NY), Ser. 1996 A (FSA
     Ins.)
                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 4,850,000                                         $ 4,706,407 $ 4,486,543
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 26.


                                    D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,355,352 )(Note 1).........                      $ 3,276,510
  Accrued interest ...............................                           68,364
  Accrued interest on Segregated Bonds (Note 5) ..                            1,125
  Cash - income on Segregated Bonds ..............                            9,225
  Cash - principal ...............................                           50,287
  Principal payments receivable ..................                           52,151
  Deferred organization costs (Note 6) ...........                            1,626
                                                                        -----------
    Total trust property .........................                        3,459,288

LESS LIABILITIES:
  Income advance from Trustee.....................      $    56,352
  Other advance from Trustee......................           42,728
  Deferred sales charge (Note 5) .................           39,355
  Principal payments payable (Segregated Bonds) ..           16,460
  Accrued Sponsors' fees .........................            1,669
  Other liabilities (Note 6) .....................            1,626         158,190
                                                        -----------     -----------

NET ASSETS, REPRESENTED BY:
  3,424 units of fractional undivided
     interest outstanding (Note 3)................        3,290,755

  Undistributed net investment income ............           10,343     $ 3,301,098
                                                        -----------     ===========

UNIT VALUE ($ 3,301,098 / 3,424 units )...........                      $    964.11
                                                                        ===========


                       See Notes to Financial Statements.


                                    D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                                                                 December 7, 1996
                                                                                                        to
                                                                  Years Ended November 30,         November 30,
                                                                   1999              1998              1997
                                                                   ----              ----              ----

INVESTMENT INCOME:
  Interest income ........................                     $   195,248       $   214,794       $   215,753
  Interest income on Segregated Bond .....                           2,917             5,500             7,487
  Trustee's fees and expenses ............                          (5,807)           (6,368)           (7,158)
  Sponsors' fees .........................                          (1,820)           (1,839)           (1,835)
                                                               ------------------------------------------------
  Net investment income ..................                         190,538           212,087           214,247
                                                               ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........                          30,229             8,046
  Unrealized appreciation (depreciation)
    of investments .......................                        (379,142)          210,033            90,267
                                                               ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........                        (348,913)          218,079            90,267
                                                               ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............                     $  (158,375)      $   430,166       $   304,514
                                                               ================================================


                       See Notes to Financial Statements.


                                    D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
     DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                 December 7, 1996
                                                                                                        to
                                                                  Years Ended November 30,         November 30,
                                                                   1999              1998              1997
                                                                   ----              ----              ----

OPERATIONS:
  Net investment income ..................                     $   190,538       $   212,087       $   214,247
  Realized gain on
    securities sold or redeemed ..........                          30,229             8,046
  Unrealized appreciation (depreciation)
    of investments .......................                        (379,142)          210,033            90,267
                                                               ------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............                        (158,375)          430,166           304,514
                                                               ------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................                        (187,883)         (206,560)         (194,462)
  Principal ..............................                            (670)
                                                               ------------------------------------------------
  Total distributions ....................                        (188,553)         (206,560)         (194,462)
                                                               ------------------------------------------------
SHARE TRANSACTIONS:
  Deferred sales charge (Note 6):
    Income ...............................                                            (5,555)           (7,487)
    Principal ............................                         (55,815)          (59,740)          (53,068)

  Redemption amounts:
    Income ...............................                            (760)             (960)
    Principal ............................                        (299,350)         (331,137)
                                                               ------------------------------------------------
  Net share transactions .................                        (355,925)         (397,392)          (60,555)
                                                               ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....                        (702,853)         (173,786)           49,497

NET ASSETS AT BEGINNING OF PERIOD ........                       4,003,951         4,177,737         4,128,240
                                                               ------------------------------------------------
NET ASSETS AT END OF PERIOD ..............                     $ 3,301,098       $ 4,003,951       $ 4,177,737
                                                               ================================================
PER UNIT:
  Income distributions during
    period ...............................                     $     51.97       $     52.15       $     48.17
                                                               ================================================
  Principal distributions during
    period ...............................                     $      0.18
                                                               ===========
  Net asset value at end of
    period ...............................                     $    964.11       $  1,076.04       $  1,034.86
                                                               ================================================
TRUST UNITS:
  Redeemed during period .................                             297               316
  Outstanding at end of period ...........                           3,424             3,721             4,037
                                                               ================================================

                       See Notes to Financial Statements.


                                    D - 22.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 7, 1996 was based upon offering side evaluations at December 5, 1996, the day prior to the Date of Deposit. Cost of securities at December 7, 1996 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

     Cost of 3,424 units at Date of Deposit .....................        $ 3,501,386
     Transfer to capital of interest on Segregated Bonds (Note 5)             15,904
     Redemptions of units - net cost of 613 units redeemed
       less redemption amounts (principal).......................             (3,633)
     Principal distributions ....................................               (670)
     Deferred sales charge (Note 5) .............................           (181,665)
     Realized gain on securities sold or redeemed ...............             38,275
     Net unrealized depreciation of investments..................            (78,842)
                                                                         -----------

     Net capital applicable to Holders ..........................        $ 3,290,755
                                                                         ===========

     4.   INCOME TAXES

          As of November 30, 1999, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $78,842, of which $111,745 related to depreciated securities and $32,903 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,355,352 at November 30, 1999.


                                    D - 23.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

          $60,000 face amount of Scranton-Lackawanna Hlth. and Welfare Auth., PA, Hosp. Fac. Rev. and Rev. Rfdg. Bonds, Ser. 1996 B, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $1,626 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                    D - 24.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 Scranton-Lackawanna Hlth. and Welfare      AAA     $    60,000     4.500 %      2000      None         $    60,598 $    60,022
     Auth., PA, Hospital Fac. Rev. and Rev.
     Rfdg. Bonds (Mercy Hlth. Sys.), Ser.
     1996 B (MBIA Ins.) (7)

   2 Allegheny Cnty. Hosp. Dev. Auth., PA,      AAA         445,000     5.300        2026      07/01/06         425,794     396,077
     Hosp. Rev. Bonds (Childrens Hosp of                                                       @  102.000
     Pittsburgh), Ser. 1996 (AMBAC Ins.)

   3 Allegheny Cnty. Hosp. Dev. Auth., Pa,      AAA         600,000     5.625        2026      None             593,532     579,066
     Hosp. Rev Bonds (Pittsburgh Mercy Hlth.
     Sys., Inc.), Ser. 1996 (AMBAC Ins.)

   4 Delaware Cnty. Auth., PA, Coll. Rev.       AAA         415,000     5.625        2025(6)   10/01/05         413,494     432,862
     Bonds (Neumann Coll.), Ser. 1995                                                          @  100.000
     (Connie Lee Ins.)

   5 Delaware Cnty. Auth., PA, Rev. Bonds       AAA         600,000     5.500        2020      12/01/06         592,206     560,190
     (Elwyn, Inc. Proj.), Ser. 1996 (Connie                                                    @  101.000
     Lee Ins.)

   6 The Pittsburgh Wtr. and Swr. Auth., PA,    AAA         270,000     5.600        2022(6)   09/01/05         268,153     281,688
     Wtr. and Swr. Sys. First Lien Rev. Bonds,                                                 @  100.000
     Ser. 1995 A (Financial Guaranty Ins.)

   7 Pennsylvania Intergovernmental Coop.       AAA         540,000     5.000        2022      06/15/03         499,705     468,925
     Auth., Spec. Tax Rev. Rfdg. Bonds (City                                                   @  100.000
     of Phildelphia Funding Prog.), Ser. 1993
     A (MBIA Ins.)

   8 The Hospitals and Higher Educ. Facs.       AAA         500,000     5.750        2019      None             501,870     497,680
     Auth. of Philadelphia, PA, Hosp. Rev.
     Bonds (Frankford Hosp.), Ser. 1995 A
     (Connie Lee Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,430,000                                         $ 3,355,352 $ 3,276,510
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 26.


                                    D - 25.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED, FLORIDA,
     NEW YORK INSURED AND PENNSYLVANIA INSURED TRUSTS),
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIOS
     As of November 30, 1999

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.

    (5)   Insured by the indicated municipal bond insurance company.

    (6) Bonds with an aggregate face amount of $ 685,000 of the Pennsylvania Insured Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

    (7) These bonds have been segregated to fund the deferred sales charges.


                                    D - 26.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--301
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-12491) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     11501--3/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--301
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--301, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 8TH DAY OF MARCH, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)